Equity-Based Compensation - Deferred Stock Awards (Details) - Deferred Stock Awards - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares
Beginning of Period (in shares)	6,848	7,814
Granted (in shares)	2,500	2,977
Vested (in shares)	(3,235)	(3,686)
Forfeited (in shares)	(138)	(257)
End of Period (in shares)	5,975	6,848
Weighted-Average Grant Date Fair Value
Beginning of Period (in USD per share)	$ 65.44	$ 60.01
Granted (in USD per share)	101.25	76.38
Vested (in USD per share)	70.98	62.88
Forfeited (in USD per share)	80.60	63.56
End of Period (in USD per share)	$ 77.07	$ 65.44